Operating costs and expenses (exclusive of depreciation and amortization)	12 Months Ended
Dec. 31, 2019
Operating Costs And Expenses [Abstract]
Operating costs and expenses (exclusive of depreciation and amortization)
10.	Operating costs and expenses (exclusive of depreciation and amortization)
(in thousands of Russian Roubles)

	For the year ended December 31,
	2019	2018*	2017*
Personnel expenses	(2,234,309)	(1,717,467)	(1,505,950)
Marketing expenses	(1,046,678)	(939,717)	(693,246)
Subcontractor and other costs related to provision of services	(186,337)	(188,499)	(117,746)
Office rent and maintenance	(206,501)	(241,434)	(190,104)
Professional services	(347,963)	(255,362)	(205,905)
Insurance services	(111,251)	—	—
Hosting and other website maintenance	(40,421)	(32,825)	(24,686)
Other operating expenses	(126,803)	(57,556)	(50,939)

Operating costs and expenses (exclusive of depreciation and amortization)	(4,300,263)	(3,432,860)	(2,788,576)

*	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
Contributions to state pension funds recognised within “Personnel expenses” amounted to RUB
291,211
 thousand for the year ended December 31, 2019, RUB
212,229
 thousand for the year ended December 31, 2018 and RUB
172,028
 thousand for the year ended December 31, 2017.